Inventories	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories

Note 4 Inventories

Inventories consisted of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	HK$’000	HK$’000	US$’000
Raw materials	4,934	4,421	567
Work in progress	2,002	1,190	153
Finished goods	4,566	4,191	537
Total inventories	11,502	9,802	1,257